Prepayments, Receivables and Other Assets, Net	6 Months Ended
Dec. 31, 2025
Prepayments, Receivables and Other Assets, Net [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

NOTE 5 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)
Loans to third parties (1)	$4,585,103	$4,585,103
Other receivables	132,956	268,924
Subtotal	4,718,059	4,854,027
Less: allowance for expected credit loss	(4,592,928)	(27,938)
Prepaid expenses and other current assets	$125,131	$4,826,089

(1)

The first category is loans issued to business partners for short-term working capital. The loan term is within 1 year, with an annual interest rate of 8%, and interest is paid semi-annually.

Among these, the US$1.5 million loan of Borrower A was extended on March 11, 2025, with the maturity date of the extended loan being March 12, 2026. The US$0.5 million loan of Borrower A was extended on June 16, 2025, and the maturity date of the extended loan is June 16, 2026. The US$1 million loan of Borrower A was matured on November 11, 2025. The US$1.02 million loan of Borrower B was extended on February 15, 2025, and the maturity date of the extended loan is February 15, 2026.

The second category is the funds facilitated to a third party for higher yield of idle funds. As of June 30, 2025, the company has paid a total of $500,000. The maturity date of this entrusted fund is 203 days, with a yield rate of 4.3%. Among this, $150,000 matured on August 13, 2025. The company re-entrusted the total matured principal and earnings of $153,587, and the updated maturity date is March 14, 2026. The maturity date of the remaining $350,000 entrusted fund is October 28, 2025.

As of December 31, 2025, the Company evaluated the recoverability of the aforementioned loans and entrusted funds. Based on its assessment, the Company concluded that there existed significant risks regarding the collectibility of these financial assets and accordingly recognized an allowance for credit losses amounting to US$4,585,103 in respect of such assets.

Individual loan exceeding 5% of current assets are as following:

	31-Dec-25
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of December 31, 2025	Contract Term
Borrowers A	$1,500,000	8%	$5,836	2025.03.11-2026.03.12
Borrowers A	1,000,000	8%	$20,411	2024.11.12-2025.11.11
Borrowers B	$1,020,000	8%	$31,199	2025.02.15-2026.02.15

	30-Jun-25
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of June 30, 2025	Contract Term
Borrowers A	$1,500,000	8%	$5,836	2025.03.11-2026.03.12
Borrowers A	1,000,000	8%	$20,411	2024.11.12-2025.11.11
Borrowers B	$1,020,000	8%	$31,199	2025.02.15-2026.02.15

The movement of allowance of doubtful accounts is as follows:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)
Opening balance	$27,938	28,063
addition	4,564,990	(125)
Ending balance	$4,592,928	$27,938